EQUITY-BASED COMPENSATION - Additional Information (Detail)	1 Months Ended	3 Months Ended			12 Months Ended
	Jun. 30, 2019 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation expense					$ 24,800,000	$ 16,900,000	$ 65,300,000
Weighted average grant-date fair value | $ / shares					$ 2.61	$ 6.90	$ 0.52
Other current liabilities		$ 64,199,000	$ 65,025,000		$ 65,025,000	$ 109,265,000
Equity-based compensation expense		16,491,000		$ 7,771,000	91,271,000	101,188,000	$ 149,138,000
Payment for purchase of vested equity interest						44,014,000	46,246,000
Long-term liabilities		$ 5,871,537,000	5,925,805,000		5,925,805,000	5,045,273,000
Put Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity interests, agreed payment amount of vested interest for sell					23,500,000
Fair value of the outstanding put rights			28,400,000		28,400,000	68,500,000
Put Rights [Member] | Other long-term liabilities [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of the outstanding put rights			5,900,000		5,900,000	24,800,000
Put Rights [Member] | Temporary Equity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of the outstanding put rights			22,500,000		22,500,000	$ 43,700,000
Accelerated Vesting [Member] | Put Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity interests, agreed payment amount of vested interest for sell			26,500,000		52,500,000
Payment for purchase of vested equity interest			26,000,000
Equity interests, agreed payment amount of vested interest for sell					11,000,000
Accelerated Vesting [Member] | Put Rights [Member] | Modified Put Right
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity interests, agreed payment amount of vested interest for sell			6,000,000		5,000,000
Accelerated Vesting [Member] | Put Rights [Member] | Remainder of 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity interests, agreed payment amount of vested interest for sell					22,500,000
Accelerated Vesting [Member] | Put Rights [Member] | 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity interests, agreed payment amount of vested interest for sell					2,500,000
Accelerated Vesting [Member] | Put Rights [Member] | 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity interests, agreed payment amount of vested interest for sell					$ 1,500,000
Accelerated Vesting [Member] | Put Rights [Member] | April 2023 | Modified Put Right
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity interests, agreed payment amount of vested interest for sell			3,000,000
Accelerated Vesting [Member] | Put Rights [Member] | December 2024 | Modified Put Right
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity interests, agreed payment amount of vested interest for sell			$ 3,000,000
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Optional repurchase, vested interests retained following termination of employment or service, percentage of fair market value			50.00%		50.00%
Minimum [Member] | Put Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity interests, rights exercise election periods					2021-12
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Optional repurchase, vested interests retained following termination of employment or service, percentage of fair market value			100.00%		100.00%
Maximum [Member] | Put Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity interests, agreed payment amount of vested interest for sell							$ 68,500,000
Equity interests, rights exercise election periods					2023-04
Time Vested Awards [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term					2 years
Time Vested Awards [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term					5 years
Zuffa Profits Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested Profits Units, redeemed | shares						28,219.97
Vested Profits Units, aggregate purchase price of redeemed units						$ 33,000,000
Vested Profits Units, payment for aggregate purchase price of redeemed units						24,400,000
Vested Profits Units, payable for aggregate purchase price of redeemed units						$ 8,600,000
Vested Profits Units, number of installment of payment for aggregate purchase price of redeemed units						3
Other current liabilities			$ 2.9		$ 2.9	$ 2.9
Other long-term liabilities			2.9		2.9	5.7
Equity-based compensation expense						$ 1,700,000
Zuffa Profits Units | Repurchased At Fair Value
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested Profits Units, redeemed | shares						23,070.97
Future Incentive Award [Member] | Senior Executive [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation expense					$ 6,300,000	$ 23,000,000
Equity-based compensation awards expiration date					Dec. 31, 2028
Amounts reclassified from liability to equity for profits units granted					$ 2,500,000	100,000
Long-term liabilities			23,500,000		23,500,000	$ 20,800,000
Unrecognized compensation costs for profits units granted but not yet vested			$ 1,300,000		$ 1,300,000
Unrecognized compensation costs for profits units granted, vesting period					2 years
Future Incentive Award [Member] | Senior Executive [Member] | First equity value threshold [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Profit units granted upon achieving equity value thresholds	$ 12,500,000				$ 25,000,000
Right to receive restricted units upon achieving equity value threshold					28,000,000
Future Incentive Award [Member] | Senior Executive [Member] | Second equity value threshold [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Profit units granted upon achieving equity value thresholds					12,500,000
Right to receive restricted units upon achieving equity value threshold					$ 14,000,000
Future Incentive Award [Member] | Senior Executive [Member] | Vesting on grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting on grant date upon achievement of equity value threshold					One-third
Future Incentive Award [Member] | Senior Executive [Member] | Vesting on first anniversary of grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting on grant date upon achievement of equity value threshold					One-third
Future Incentive Award [Member] | Senior Executive [Member] | Vesting on second anniversary of grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting on grant date upon achievement of equity value threshold					One-third